MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-2

Collection Period						01/01/08-01/31/08
Determination Date						02/11/2008
Distribution Date						02/15/2008

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$600,662,271.45
2	.	Collections allocable to Principal				$19,433,578.43
3	.	Purchase Amount allocable to Principal				$72,297.54
4	.	Defaulted Receivables				$900,194.08
5	.	Pool Balance on the close of the last day of the related Collection Period				$580,256,201.40
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$760,000,003.95

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$0.00		$0.00
		b.	Class A-2 Note Balance	$162,157,304.41		$141,904,279.89
		c.	Class A-3 Note Balance	$276,000,000.00		$276,000,000.00
		d.	Class A-4 Note Balance	$114,300,000.00		$114,300,000.00
		e.	Class B Note Balance	$26,600,000.00		$26,600,000.00
		f.	Class C Note Balance	$17,100,000.00		$17,100,000.00
		g.	Note Balance (sum a - f)	$596,157,304.41		$575,904,279.89

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
		b.	Class A-2 Note Pool Factor	0.9008739		0.7883571
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.7844175		0.7577688

9	.	Overcollateralization Target Amount				$4,351,921.51
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,351,921.51

11	.	Weighted Average Coupon			%	10.66%
12	.	Weighted Average Original Term			months	63.72
13	.	Weighted Average Remaining Term			months	52.31

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$5,544,315.60
		b.	Liquidation Proceeds allocable to Finance Charge			$281.42
		c.	Purchase Amount allocable to Finance Charge			$509.80
		d.	Available Finance Charge Collections (sum a - c)			$5,545,106.82

15	.	Principal:
		a.	Collections allocable to Principal			$19,433,578.43
		b.	Liquidation Proceeds allocable to Principal			$202,896.52
		c.	Purchase Amount allocable to Principal			$72,297.54
		d.	Available Principal Collections (sum a - c)			$19,708,772.49

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$25,253,879.31
17	.	Interest Income from Collection Account				$72,720.66
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)				$25,326,599.97

Available Funds

20	.	Available Collections		$25,326,599.97
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$25,326,599.97

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$500,551.89
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$500,551.89
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$0.00
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$0.00

		e.	Class A-2 Monthly Interest	$718,897.38
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$718,897.38

		i.	Class A-3 Monthly Interest	$1,202,900.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$1,202,900.00

		m.	Class A-4 Monthly Interest	$501,967.50
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$501,967.50

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$119,035.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$119,035.00

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$79,942.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$79,942.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$3,123,294.27

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$20,253,024.52

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections [1]	$5,545,106.82
		b.	Total Daily Deposits of Principal Collections [1]	$19,708,772.49
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$72,720.66
		e.	Total Deposits to Collection Account (sum a - d)	$25,326,599.97

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$500,551.89
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,875,766.90
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,950,281.18
		e.	Total Withdrawals from Collection Account(sum a - d)	$25,326,599.97

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$0.00
		b.	Class A-2 Interest Distribution	$718,897.38
		c.	Class A-3 Interest Distribution	$1,202,900.00
		d.	Class A-4 Interest Distribution	$501,967.50
		e.	Class B Interest Distribution	$119,035.00
		f.	Class C Interest Distribution	$79,942.50

		g.	Class A-1 Principal Distribution	$0.00
		h.	Class A-2 Principal Distribution	$20,253,024.52
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$22,875,766.90

37	.	Withdrawals
		a.	Class A-1 Distribution	$0.00
		b.	Class A-2 Distribution	$20,971,921.90
		c.	Class A-3 Distribution	$1,202,900.00
		d.	Class A-4 Distribution	$501,967.50
		e.	Class B Distribution	$119,035.00
		f.	Class C Distribution	$79,942.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$22,875,766.90

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$1,950,281.18
		b.	Reserve Account surplus (Ln 48)	$13,008.94
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,963,290.12

39	.	Withdrawals
		a.	Certificateholder Distribution	$1,963,290.12
		b.	Total Withdrawals from Certificate Payment Account	$1,963,290.12

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,800,000.00	$3,800,000.00
		b.	Note Balance	$575,904,279.89

41	.	Required Reserve Account Amount		$3,800,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,800,000.00
43	.	Investment Earnings		$13,008.94
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,813,008.94
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
			for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount	$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded Regular Principal Distributable Amount exists	$13,008.94
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,800,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
52	.	Amount to be paid to Servicer from the Collection Account			$500,551.89
53	.	Amount to be deposited from the Collection Account into the Note Payment Account			$22,875,766.90
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,950,281.18
55	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$13,008.94
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$20,971,921.90
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$1,202,900.00
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$501,967.50
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$119,035.00
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$79,942.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$1,963,290.12

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$697,016.14
65	.	Cumulative Net Losses			$3,979,593.82
66	.	Cumulative Net Loss Percentage			0.5236%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	796	$11,314,869.06
		b.	61 to 90 days past due	248	$3,543,315.74
		c.	91 or more days past due	144	$2,200,632.67
		d.	Total (sum a - c)	1,188	17,058,817.47

			[1] Includes deposit of Purchase amount into the Collections account on February 15, 2008.

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 15, 2008.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer